Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Option Awards. Although none of the NEOs had any option or option-like awards outstanding in 2025, the 2025 LTIP provides the Committee the discretionary authority to grant option and option-like awards to individuals. Awards are not granted on a predetermined schedule, as the Committee determines when to grant option or option-like awards on a case-by-case basis to align with the Company’s short-term and long-term business goals and to ensure the competitiveness of its compensation packages. In determining the timing and terms of an award, the Committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. If necessary, the Committee may delay the grant of awards until there is public disclosure of any material nonpublic information. The Company has not timed, and does not time, the disclosure of material nonpublic information based on its effect on the value of executive compensation.

Award Timing Method	Awards are not granted on
a predetermined schedule, as the Committee determines when to grant option or option-like awards on a case-by-case basis to align with the Company’s short-term and long-term business goals and to ensure the competitiveness of its compensation packages. In determining the timing and terms of an award, the Committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. If necessary, the Committee may delay the grant of awards until there is public disclosure of any material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In determining the timing and terms of an award, the Committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. If necessary, the Committee may delay the grant of awards until there is public disclosure of any material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false